Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share - Based Awards

	Restricted Stock Units
	Number of Units
	Management	Directors	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2016	37,500	—	$26.00	n/a
Granted in March 3, 2016	25,000	—	9.44	n/a
Unvested as at December 31, 2016	62,500	—	$19,36	n/a
Granted in 2017	—	—	—	n/a
Unvested as at December 31, 2017	62,500	—	$19.36	n/a
Granted in January 8, 2018	25,000	—	9.28	n/a
Granted in March 1, 2018	25,000	—	9.04	n/a
Vested on November 15, 2018	(112,500)	—	n/a	7.92
Unvested as at December 31, 2018	—	—	$—	—